Company Background and Basis of Presentation (Details)		12 Months Ended
	Oct. 06, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Company Background and Basis of Presentation
Sale of stock, number of shares issued in transaction (in shares) | shares		20,000,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 10.00	$ 10.00
Sale of stock, consideration received on transaction	$ 200,000,000.0	$ 200,000,000.0
Reverse recapitalization, net		233,500,000
Cash and cash equivalents		$ 214,601,000	$ 32,479,000
Recapitalization exchange ratio	1.815	1.815
Federal Depository Insurance Coverage		$ 250,000